Fair Value Measurements - Transfers (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Fair Value Measurements
Assets, transfers from level 1 to 2	$ 0
Assets, transfers from level 2 to 1	0
Assets, transfers in (out of) level 3	0
Liabilities, transfers from level 1 to 2	0
Liabilities, transfers from level 2 to 1	0
Liabilities, transfers in (out of) level 3	$ 0